REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Past Due Residential Loans HFI (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Securitized Manufacturing Housing Loan Portfolio I
Aging Analysis of Past Due Residential Loans Held-For-Investment
30-59 Days Past Due	$ 655
60-89 Days Past Due	99
Over 90 Days Past Due	550
Repossessed	327
Total Past Due	1,631
Total Current Due	101,050
Total Outstanding Face Amount	102,681
Securitized Manufacturing Housing Loan Portfolio II
Aging Analysis of Past Due Residential Loans Held-For-Investment
30-59 Days Past Due	963
60-89 Days Past Due	390
Over 90 Days Past Due	1,208
Repossessed	400
Total Past Due	2,961
Total Current Due	126,014
Total Outstanding Face Amount	128,975
Residential Mortgage Loans
Aging Analysis of Past Due Residential Loans Held-For-Investment
30-59 Days Past Due	392
60-89 Days Past Due	798
Over 90 Days Past Due	4,832
Repossessed	1,126
Total Past Due	7,148
Total Current Due	38,820
Total Outstanding Face Amount	$ 45,968